Income Taxes - Narrative (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Operating Loss Carryforwards [Line Items]
Net tax benefit associated with enactment of the TCJA	$ 2,200
Alternative minimum tax credit carryforward	86	$ 86
Foreign tax credits	298	298	$ 284
Valuation allowance	(273)	(273)	$ (573)
Net tax benefits		359
Valuation allowance established for impact of TCJA	26	26
Valuation allowance no longer necessary as a result of certain state jurisdictions		319
Reduced Federal Benefit of State Items
Operating Loss Carryforwards [Line Items]
Valuation allowance, change in amount		33
Federal
Operating Loss Carryforwards [Line Items]
Unrecognized tax benefits, net operating loss	1,000	1,000
Operating loss carryforwards	123	123
Federal | Research Tax Credit Carryforward
Operating Loss Carryforwards [Line Items]
Foreign tax credits	198	198
State
Operating Loss Carryforwards [Line Items]
Unrecognized tax benefits, net operating loss	832	832
Operating loss carryforwards	$ 242	$ 242